COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES
26.	COMMITMENTS AND CONTINGENCIES

Capital expenditure commitments related to the manufacturing facilities

Future minimum capital payment under non-cancellable agreements are as follows:

As of December 31,
2025
RMB
2026	38,377

Royalty fee commitments

The Group is obligated to make royalty payments to a third party from 2020 through 2030. For each year starting from 2023, the royalty payment is determined to be the greater amount of a base payment of US$3.0 million (except for the year of 2030, where the base payment shall be US$0.3 million) or amount calculated based on a tiered percentage of net revenues. In particular, the percentage should be 4%, 3% and 2% for the net revenues of rotational scanning product from US$0 to US$425,000, from US$425,000 to US$2,925,000, and from US$2,925,000 to above, respectively. Net sales do not include (a) taxes, tariffs, customs duties, excise, or other governmental charges (except income tax) levied and that are separately stated in an invoice, (b) reasonable charges for freight or insurance that are separately stated in an invoice and borne by the Group or its affiliates.

The actual royalty fees for the years ended December 31, 2023, 2024 and 2025 were RMB35,288, RMB24,542 and RMB38,644, respectively.

26.	COMMITMENTS AND CONTINGENCIES (continued)

Contingencies

The Group may from time to time be subject to various legal or administrative claims and proceedings arising in the ordinary course of business.

On April 7, 2023, the Company and certain of its officers, directors, authorized U.S. representative, and US IPO underwriters were named as defendants in a putative securities class action filed with federal court, alleging that the Company made false and misleading statements in its IPO registration statement.

The Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material adverse effect on the financial statements.